CHANGES IN OR ADOPTION OF ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
ACQUISITIONS
Schedule of lease accountng standard
		Effects of adoption of lease accounting
		standard update related to:
(in thousands, $US)	As filed December 31, 2018	Operating Leases	Total Effects of Adoption	With effect of lease accounting standard update January 1, 2019
Assets
Property and equipment, net	$4,063	$23,594	$23,594	$27,656

Liabilities
Current portion of long-term debt	147	1,492	1,492	1,639
Long-term debt, net	389	22,948	22,948	23,337

Equity
Accumulated Deficit	(20,201)	(847)	(847)	(21,047)

Total	$23,728	$-	$-	$23,728